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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment(Check only one.):   [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Pacific Heights Asset Management, LLC
Address:          600 Montgomery Street, 27th Floor
                  San Francisco, California 94111-2702

Form 13F File Number: 028-11706

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael J. Cuggino
Title:            Sole Member and Manager
Phone:            (415) 398-8000

Signature, Place, and Date of Signing:

/s/ Michael J. Cuggino     San Francisco, California          October 16, 2007
[Signature]                [City, State]                      [Date]

Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:            NONE
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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     71

Form 13F Information Table Value Total:     $411,516
                                          (thousands)


List of Other Included Managers:            NONE
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                           FORM 13F INFORMATION TABLE


                                                             VALUE       SHRS OR      SH/ PUT/ INVEST   OTHER  VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP       (x$1000)    PRN AMT      PRN CALL DISCR    MNGRS  SOLE   SHARED  NONE
AGILENT TECHNOLOGIES INC       COM               00846U101         5,716      155,000 SH       SOLE                   155,000
AIR PRODS & CHEMS INC          COM               009158106         6,843       70,000 SH       SOLE                    70,000
ALEXANDER & BALDWIN INC        COM               014482103         2,757       55,000 SH       SOLE                    55,000
AMGEN INC                      COM               031162100         5,940      105,000 SH       SOLE                   105,000
ARCHSTONE SMITH TR             COM               039583109         7,217      120,000 SH       SOLE                   120,000
AUTODESK INC                   COM               052769106         5,996      120,000 SH       SOLE                   120,000
BANK NEW YORK MELLON CORP      COM               064058100         5,297      120,000 SH       SOLE                   120,000
BEAR STEARNS COS INC           COM               073902108         4,912       40,000 SH       SOLE                    40,000
BHP BILLITON LTD               SPONSORED ADR     088606108        11,004      140,000 SH       SOLE                   140,000
BOSTON PRPERTIES INC           COM               101121101         7,273       70,000 SH       SOLE                    70,000
BP PLC                         SPONSORED ADR     055622104         7,628      110,000 SH       SOLE                   110,000
BRE PROPERTIES INC             CL A              05564E106         6,712      120,000 SH       SOLE                   120,000
CAMECO CORPORATION             COM               13321L108         6,242      135,000 SH       SOLE                   135,000
CBS CORPORATION                CL A NEW          124857103         4,096      130,000 SH       SOLE                   130,000
CELGENE CORP                   COM               151020104         3,922       55,000 SH       SOLE                    55,000
CHEMTURA CORP                  COM               163893100         4,089      460,000 SH       SOLE                   460,000
CHEVRON CORP                   COM NEW           166764100         9,358      100,000 SH       SOLE                   100,000
COMPANHIA VALE DO RIO DOCE     SPONSORED ADR     204412209        11,536      340,000 SH       SOLE                   340,000
CONOCOPHILIPS                  COM               20825C104         8,777      100,000 SH       SOLE                   100,000
COSTCO WHSL CORP               COM NEW           22160K105         5,830       95,000 SH       SOLE                    95,000
DANA CORP                      COM               235811106            35      180,000 SH       SOLE                   180,000
DEVON ENERGY CORP              COM NEW           25179M103         8,320      100,000 SH       SOLE                   100,000
DISNEY WALT CO                 COM               254687106         5,502      160,000 SH       SOLE                   160,000
EQUITY ONE INC                 COM               294752100         6,800      250,000 SH       SOLE                   250,000
FEDERAL REALTY INVT TR         SH BEN INT NEW    313747206         7,088       80,000 SH       SOLE                    80,000
FLUOR CORP NEW                 COM NEW           343412102         6,479       45,000 SH       SOLE                    45,000
FOREST OIL CORP                COM               346091705         7,532      175,000 SH       SOLE                   175,000
FREEPORT-MCMORAN COPPER&GOLD   CL B              35671D857        15,734      150,000 SH       SOLE                   150,000
FRONTIER OIL CORP              COM               35914P105        10,826      260,000 SH       SOLE                   260,000
GENENTECH INC                  COM NEW           368710406         5,461       70,000 SH       SOLE                    70,000
GENZYME CORP                   COM               372917104         5,267       85,000 SH       SOLE                    85,000
GILEAD SCIENCES INC            COM               375558103         3,065       75,000 SH       SOLE                    75,000
HARLEY DAVIDSON INC            COM               412822108         4,159       90,000 SH       SOLE                    90,000
HEWLETT PACKARD CO             COM               428236103         6,473      130,000 SH       SOLE                   130,000
ILLINOIS TOOL WKS INC          COM               452308109         5,666       95,000 SH       SOLE                    95,000
INTEL CORP                     COM               458140100         6,465      250,000 SH       SOLE                   250,000
ISHARES SILVER TRUST           ISHARES           46428Q109         4,103       30,000 SH       SOLE                    30,000
JANUS CAP GROUP INC            COM               47102X105         6,363      225,000 SH       SOLE                   225,000
KANSAS CITY SOUTHERN           COM NEW           485170302         4,826      150,000 SH       SOLE                   150,000
KIMCO REALTY CORP              COM               49446R109         6,782      150,000 SH       SOLE                   150,000
LOCKHEED MARTIN CORP           COM               539830109         6,509       60,000 SH       SOLE                    60,000
MARINER ENERGY INC             COM               56845T305         6,731      325,000 SH       SOLE                   325,000
MATTEL INC                     COM               577081102         4,106      175,000 SH       SOLE                   175,000
MORGAN STANLEY                 COM NEW           617446448         5,985       95,000 SH       SOLE                    95,000
NACCO INDS INC CLASS A         CL A              629579103         2,794       27,000 SH       SOLE                    27,000
NACCO INDS INC CLASS B         CL A              629579202           828        8,000 SH       SOLE                     8,000
NATL SEMICONDUCTOR CORP        COM               637640103         5,424      200,000 SH       SOLE                   200,000
NUCOR CORP                     COM               670346105         3,271       55,000 SH       SOLE                    55,000
PARKER DRILLING CO             COM               701081101         3,979      490,000 SH       SOLE                   490,000
PARKER HANNIFIN CORP           COM               701094104         5,032       45,000 SH       SOLE                    45,000
PEABODY ENERGY CORP            COM               704549104         7,181      150,000 SH       SOLE                   150,000
PENN RL ESTATE INVT            SH BEN INT        709102107         5,841      150,000 SH       SOLE                   150,000
POGO PRODUCING CO              COM               730448107         6,639      125,000 SH       SOLE                   125,000
QUALCOMM INC                   COM               747525103         6,128      145,000 SH       SOLE                   145,000
RYLAND GROUP INC               COM               783764103         4,179      195,000 SH       SOLE                   195,000
SANMINA SCI CORP               COM               800907107         1,887      890,000 SH       SOLE                   890,000
SCHWAB CHARLES CORP            COM NEW           808513105         5,400      250,000 SH       SOLE                   250,000
STATE STR CORP                 COM               857477103         5,794       85,000 SH       SOLE                    85,000
STREETTRACKS GOLD TR           GOLD SHS          863307104         7,351      100,000 SH       SOLE                   100,000
SYMANTEC CORP                  COM               871503108         8,721      450,000 SH       SOLE                   450,000
TEMPLE INLAND INC              COM               879868107         3,421       65,000 SH       SOLE                    65,000
TEXAS PAC LD TR                SUB CTF PROP I T  882610108         5,290      100,000 SH       SOLE                   100,000
TRIBUNE CO                     COM NEW           896047107         3,552      130,000 SH       SOLE                   130,000
UDR INC                        COM               902653104         5,472      225,000 SH       SOLE                   225,000
URSTADT BIDDLE PPTYS INC       COM               917286106         1,159       70,000 SH       SOLE                    70,000
URSTADT BIDDLE PPTYS INC       CL A              917286205         1,083       70,000 SH       SOLE                    70,000
VIACOM INC                     CL A              92553P102         4,479      115,000 SH       SOLE                   115,000
VORNADO RLTY TR                SH BEN INT        929042109         7,654       70,000 SH       SOLE                    70,000
WASHINGTON REAL ESTATE INVT    SH BEN INT        939653101         5,972      180,000 SH       SOLE                   180,000
WEYERHAEUSER CO                COM               962166104         6,507       90,000 SH       SOLE                    90,000
WILLIAMS SONOMA INC            COM               969904101         5,056      155,000 SH       SOLE                   155,000



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